Share Capital and Share Premium (Tables)	6 Months Ended
Sep. 30, 2025
Share Capital and Share Premium [Abstract]
Schedule of Share Capital

The details of the Group’s share capital are as follows:

	Number of shares * (Class A)	Amount (Class A)	Number of shares * (Class B)	Amount (Class B)	Subscription receivable	Additional Paid-in Capital
Shares outstanding as March 31, 2025	11,000,000	11,000	—	—	—	3,463,898
Shares outstanding as September 30, 2025	11,000,000	11,000	—	—	—	3,463,898
*	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.

Schedule of Share Capital and Share Premium
	Number of shares	Amount	Additional Paid-in Capital
Authorized Class A Ordinary shares of US$0.001 as at March 31, 2025 and September 30, 2025 *	940,000,000	$940,000	$—
Authorized Class B Ordinary shares of US$0.001 as at March 31, 2025 and September 30, 2025 *	60,000,000	60,000	$—
Issued Class A Ordinary shares of US$0.001 as at March 31, 2025 *	11,000,000	11,000	$3,463,898
Issued Class B Ordinary shares of US$0.001 as at March 31, 2025 *	—	—	$—
Issued Class A Ordinary shares of US$0.001 as at September 30, 2025 *	11,000,000	11,000	$3,463,898
Issued Class B Ordinary shares of US$0.001 as at September 30, 2025 *	—	—	$—

*	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.